Summary of Significant Principal Accounting Policies (Schedule of Concentration and Risks) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Concentration Risk
Accounts receivable, net	¥ 2,184,729		¥ 2,292,678		$ 307,712
Cost of products	2,409,110	$ 339,316	2,255,950	¥ 3,276,571
Accounts Receivable | Customer | Customer A
Concentration Risk
Accounts receivable, net	406,578		477,915
Cost of Products | Supplier | B
Concentration Risk
Cost of products	761,488		1,007,377	1,487,017
Sales Revenue, Net | Customer | Customer A
Concentration Risk
Accounts receivable, net	¥ 976,028		¥ 1,094,564	¥ 989,904